Steben & Company, Inc. 9711 Washingtonian Blvd., Suite 400 Gaithersburg, MD 20878	240 631 7600 T 240 631 9595 F www.steben.com

July 30, 2018

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Master Fund File No. 811-22872

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, on behalf of Steben Select Multi-Strategy Master Fund (the “Fund”), is Amendment No. 6 to the Fund’s Registration Statement on Form N-2 (“Amendment No. 6”).

Amendment No. 6 is being filed to update the Fund’s financial statements and to incorporate non-material changes in the Fund’s Registration Statement.

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Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,

/s/Francine J. Rosenberger
Francine J. Rosenberger

cc:	Pablo Man
K&L Gates LLP